Note 1 - Summary of Significant Accounting Policies (Details Textual)			12 Months Ended		178 Months Ended
	Nov. 29, 2016 USD ($)	Oct. 27, 2016	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Oct. 04, 2016 $ / shares
Common Stock, Shares, Outstanding | shares			4,564,428	208,258	4,564,428
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Stockholders' Equity, Period Increase (Decrease)			$ 23,950,996
Stock Issued During Period, Value, New Issues				$ 13,060,880
Debt Instrument, Increase (Decrease), Net					$ 5,685,000
Advertising Expense			71,212	8,220
Research and Development Expense			406,000	261,000
Depreciation			73,249	72,275
Amortization of Intangible Assets			9,107	6,291
Cash, Uninsured Amount			1,652,438		1,652,438
Product Warranty Expense			$ 34,665	56,201
Number of Operating Segments			1
Non-US [Member]
Revenues			$ 0	$ 0
Earliest Tax Year [Member]
Open Tax Year			2013
IPO [Member]
Stock Issued During Period, Value, New Issues					13,555,003
The 2016 Registered Direct Offering [Member]
Stock Issued During Period, Value, New Issues			$ 1,625,905
Proceeds from Issuance or Sale of Equity, Net of Stock Issuance Costs	$ 1,739,770				1,739,770
Series A Convertible Preferred Stock [Member] | Private Placement [Member]
Stock Issued During Period, Value, New Issues					$ 2,055,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		25